GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS
NOTE 11        -           GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.	Sales by Geographic Area (as Percentage of Total Sales):

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
	%	%	%

Taiwan, R.O.C.	31	31	45
USA	18	17	9
Korea	21	28	16
China	18	16	19
Other	12	8	11
Total	100	100	100

      Revenues are attributed to countries based on the geographic location of the customer.

                         B.         Sales by Major Customers (as Percentage of Total Sales):

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
	%	%	%

Customer A	20	23	34
Customer B	19	22	11
Customer C	14	14	11
Customer D	9	8	11
Customer E	5	8	10

C.	Assets by Location:

Substantially all fixed assets are located in Israel.